Earnings Per Share - Schedule of Diluted Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income attributable to owners of the Company	$ 275,675	$ 233,677	[1]
Weighted average number of common shares	89,113,354	83,390,145
Dilutive effect of Stock options and restricted share units	1,821,452	1,974,038
Weighted average number of diluted common shares	90,934,806	85,364,183
Earnings per share - diluted (in dollars)	$ 3.03	$ 2.74	[1]
Earnings per share from continuing operations - diluted (in dollars)	$ 3.03	$ 2.86	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)